SHAREHOLDERS' EQUITY (Schedule of Options Outstanding) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Shares upon exercise of options outstanding as of December 31, 2012	2,709,910	3,164,090	3,427,870	4,069,505
Weighted average remaining contractual life of options outstanding	8 years 4 months 18 days
Shares upon exercise of options exercisable as of December 31, 2012	819,869	1,592,432	1,638,086
27.58 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	27.58
Shares upon exercise of options outstanding as of December 31, 2012	90,000
Weighted average remaining contractual life of options outstanding	9 years 8 months 7 days
Shares upon exercise of options exercisable as of December 31, 2012	6,250
26.62 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	26.62
Shares upon exercise of options outstanding as of December 31, 2012	67,000
Weighted average remaining contractual life of options outstanding	9 years 4 months 1 day
Shares upon exercise of options exercisable as of December 31, 2012	625
25.83 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	25.83
Shares upon exercise of options outstanding as of December 31, 2012	50,000
Weighted average remaining contractual life of options outstanding	9 years 5 months 5 days
Shares upon exercise of options exercisable as of December 31, 2012
23.31-23.72 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	23.31
Exercise Prices, maximum	23.72
Shares upon exercise of options outstanding as of December 31, 2012	290,000
Weighted average remaining contractual life of options outstanding	9 years 8 months 2 days
Shares upon exercise of options exercisable as of December 31, 2012	1,001
17.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	17.07
Shares upon exercise of options outstanding as of December 31, 2012	338,000
Weighted average remaining contractual life of options outstanding	9 years 1 month 9 days
Shares upon exercise of options exercisable as of December 31, 2012	11,500
16.82 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	16.82
Shares upon exercise of options outstanding as of December 31, 2012	15,000
Weighted average remaining contractual life of options outstanding	8 years 11 months 1 day
Shares upon exercise of options exercisable as of December 31, 2012	5,000
15.2-15.43 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	15.2
Exercise Prices, maximum	15.43
Shares upon exercise of options outstanding as of December 31, 2012	271,086
Weighted average remaining contractual life of options outstanding	8 years 5 months 17 days
Shares upon exercise of options exercisable as of December 31, 2012	108,687
9.25-14.52 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	9.25
Exercise Prices, maximum	14.52
Shares upon exercise of options outstanding as of December 31, 2012	191,807
Weighted average remaining contractual life of options outstanding	8 years 7 months 20 days
Shares upon exercise of options exercisable as of December 31, 2012	53,946
7.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	7.25
Shares upon exercise of options outstanding as of December 31, 2012	246,598
Weighted average remaining contractual life of options outstanding	7 years 10 months 7 days
Shares upon exercise of options exercisable as of December 31, 2012	135,132
5.25-6.52 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	5.25
Exercise Prices, maximum	6.52
Shares upon exercise of options outstanding as of December 31, 2012	44,560
Weighted average remaining contractual life of options outstanding	6 years 6 months 28 days
Shares upon exercise of options exercisable as of December 31, 2012	27,125
4.00-4.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	4.0
Exercise Prices, maximum	4.95
Shares upon exercise of options outstanding as of December 31, 2012	234,780
Weighted average remaining contractual life of options outstanding	7 years 6 months 8 days
Shares upon exercise of options exercisable as of December 31, 2012	74,735
3.00-3.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	3.0
Exercise Prices, maximum	3.75
Shares upon exercise of options outstanding as of December 31, 2012	244,327
Weighted average remaining contractual life of options outstanding	6 years 1 month 23 days
Shares upon exercise of options exercisable as of December 31, 2012	186,896
2.05-2.97 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	2.05
Exercise Prices, maximum	2.97
Shares upon exercise of options outstanding as of December 31, 2012	180,686
Weighted average remaining contractual life of options outstanding	5 years 11 months 6 days
Shares upon exercise of options exercisable as of December 31, 2012	164,453
1.23-1.56 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	1.23
Exercise Prices, maximum	1.56
Shares upon exercise of options outstanding as of December 31, 2012	6,801
Weighted average remaining contractual life of options outstanding	5 years 3 months 25 days
Shares upon exercise of options exercisable as of December 31, 2012	5,988
0.03 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	0.03
Shares upon exercise of options outstanding as of December 31, 2012	439,265
Weighted average remaining contractual life of options outstanding	9 years 5 months 30 days
Shares upon exercise of options exercisable as of December 31, 2012	38,531